Report of Independent Registered Public Accounting
Firm
To the Board of Trustees and Shareholders
New Covenant Funds:
In planning and performing our audit of the
financial statements of New Covenant Funds,
comprised of New Covenant Growth Fund, New Covenant
Income Fund, New Covenant Balanced Growth Fund, and
New Covenant Balanced Income Fund (collectively, the
Funds) as of and for the year ended June 30, 2018,
in accordance with the standards of the Public
Company Accounting Oversight Board (United States),
we considered the Funds internal control over
financial reporting, including controls over
safeguarding securities, as a basis for designing
our auditing procedures for the purpose of
expressing our opinion on the financial statements
and to comply with the requirements of Form N-CEN,
but not for the purpose of expressing an opinion on
the effectiveness of the Funds internal control over
financial reporting. Accordingly, we express no such
opinion.
Management of the Funds is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling this
responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A companys
internal control over financial reporting is a
process designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with generally accepted
accounting principles. A companys internal control
over financial reporting includes those policies and
procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately and
fairly reflect the transactions and dispositions of
the assets of the company; (2) provide reasonable
assurance that transactions are recorded as
necessary to permit preparation of financial
statements in accordance with GAAP, and that
receipts and expenditures of the company are being
made only in accordance with authorizations of
management and trustees of the company; and (3)
provide reasonable assurance regarding prevention or
timely detection of unauthorized acquisition, use or
disposition of a companys assets that could have a
material effect on the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent or
detect misstatements. Also, projections of any
evaluation of effectiveness to future periods are
subject to the risk that controls may become
inadequate because of changes in conditions, or that
the degree of compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees, in
the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis. A material weakness is a deficiency,
or combination of deficiencies, in internal control
over financial reporting, such that there is a
reasonable possibility that a material misstatement
of the Funds annual or interim financial statements
will not be prevented or detected on a timely basis.
Our consideration of the Funds internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the Public Company
Accounting Oversight Board (United States). However,
we noted no deficiencies in the Funds internal
control over financial reporting and its operation,
including controls over safeguarding securities,
that we consider to be a material weakness as
defined above as of June 30, 2018.
This report is intended solely for the information
and use of management and the Board of Trustees of
SEI Insurance Products Trust and the Securities and
Exchange Commission and is not intended to be and
should not be used by anyone other than these
specified parties.
/s/ KPMG LLP
Philadelphia, PA
August 28, 2018